INCOME TAXES [Need to be updated by Tax Dept. at Malone Bailey]	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES [Need to be updated by Tax Dept. at Malone Bailey]

NOTE 8 – INCOME TAXES [Need to be updated by Tax Dept. at Malone Bailey]

On December 22, 2017, H.R. 1, originally known as the Tax Cuts and Jobs Act, (the “Tax Act”) was enacted. Among the significant changes to the U.S. Internal Revenue Code, the Tax Act lowers the U.S. federal corporate income tax rate (“Federal Tax Rate”) from 35% to 21% effective January 1, 2018.

The statutory tax rate is the percentage imposed by law; the effective tax rate is the percentage of income actually paid by a company after considering tax deductions, exemptions, credits and operating loss carry forwards.

At December 31, 2022 and 2021 deferred tax assets consist of the following:

	December 31, 2022	December 31, 2021
Federal loss carryforwards	$4,030,755	$2,347,266
Less: valuation allowance	(4,030,755)	(2,347,266)
	$-	$-

The Company has established a valuation allowance equal to the full amount of the deferred tax asset primarily due to uncertainty in the utilization of the net operating loss carry forwards.

The estimated net operating loss carry forwards of approximately $17,105,445 will be available based on the new carryover rules in section 172(a) passed with the Tax Cuts and Jobs Acts.